COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 17—COMMITMENTS AND CONTINGENCIES
Legal Proceedings
Independent Contractor Classification Matters
Varsity Tutors, a consolidated subsidiary of the Company, is subject to various legal and regulatory proceedings at the federal, state, and municipal levels challenging the classification of third-party experts on its platform as independent contractors, and claims that, by the alleged misclassification, it has violated various labor and other laws that would apply to employees. Laws and regulations that govern the status and classification of independent contractors are subject to change and divergent interpretations by various authorities, which can create uncertainty and unpredictability for Varsity Tutors. Varsity Tutors disputes any allegations of wrongdoing and intends to continue to defend itself vigorously in these matters.
The Company believes that it is only reasonably possible and not probable that Varsity Tutors will incur a loss under these various legal and regulatory proceedings challenging the classification of experts as independent contractors because of the Company’s significant experience with such claims of this nature, as well as the Company’s analysis of the facts and circumstances related to current claims. Additionally, the amount of loss cannot be reasonably estimated because the amount of loss contingency is often based on certain variable inputs (e.g., platform usage by the expert, number of plaintiffs/claimants, jurisdiction, etc.) which make the determination of a range of loss not possible. As a result, there was no accrual recorded on the Consolidated Balance Sheet at December 31, 2021 or 2020. No expense was recorded in the years ended December 31, 2021, 2020, or 2019 related to these matters.
Other
The Company is subject to various other legal proceedings and actions in the normal course of business. In the opinion of management, based upon the information presently known, the ultimate liability, if any, arising from such pending legal proceedings, as well as from asserted legal claims and known potential legal claims which are likely to be asserted, taking into account established accrual for estimated liabilities (if any), are not expected to be material individually or in the aggregate to the consolidated financial condition, result of operations, or cash flows of the Company. Although it is difficult to estimate the potential financial impact of actions regarding expenditures for compliance with regulatory matters, in the opinion of management, based upon the information currently available, the ultimate liability arising from such compliance matters is not expected to be material to the consolidated financial condition, results of operations, or cash flows of the Company.
Leases
As of December 31, 2021, the Company leases office space in St. Louis, MO and in Tempe, AZ. Additionally, the Company subleases its Tempe, AZ office space as a result of a sublease agreement entered into in 2020. The cash flows from the sublease of the Tempe, AZ office space were less than those the Company was required to make under the original lease agreement, and as a result, the Company recognized a loss of $1,772 in “Other expense (income), net” for the year ended December 31, 2020. During the years ended December 31, 2021, 2020, and 2019, rent expense was $611, $1,560, and $2,451, respectively, and was included in “General and administrative expenses” in the Consolidated Statements of Operations.

As of December 31, 2021, future minimum lease payments due under noncancelable operating lease agreements are shown in the following table.

2022	$1,749
2023	1,599
2024	1,250
2025	632
2026	—
Thereafter	—

Total	$5,230

As of December 31, 2021, future income due under noncancelable operating sublease agreements are shown in the following table.

2022	$981
2023	1,000
2024	1,019
2025	516
2026	—
Thereafter	—

Total	$3,516

Executive Agreements
The Company maintains executive services agreements with certain members of its executive management team which contain separation from service clauses that provide for severance upon termination by the Company without cause, or certain other contractual terms.